Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents	$ 61,750,809	$ 63,655,877
Restricted cash	4,306,519	2,705,750
Account receivables, net
Other current assets, net	6,834,769	5,557
Current assets – discontinued operations		1,322,503
Loan receivables	800,000
Total current assets	73,692,097	67,689,687
Non-marketable investment, net
Non-current assets – discontinued operations		61,376
Total non-current assets		61,376
Total assets	73,692,097	67,751,063
LIABILITIES
Accrued expenses and other payables	3,259,319	2,131,891
Current liabilities – discontinued operations		8,700,835
Advance from customers	4,306,519	2,705,750
Short term borrowings from a third party		1,550,000
Warrant liability	4,971,869
Tax payable	350,752	255,805
Total current liabilities	12,888,459	15,344,281
Total liabilities	12,888,459	15,344,281
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Common stock (20,000,000 shares authorized; $0.005 par value; 1,399,675 shares issued and outstanding as of December 31, 2023;699,838 shares issued and outstanding as of December 31, 2022 respectively*)	38,491	34,992
Additional paid-in capital	95,726,623	92,526,972
Accumulated deficit	(34,961,476)	(39,797,696)
Accumulated other comprehensive loss		(357,486)
Total shareholders’ equity	60,803,638	52,406,782
Total liabilities and shareholders’ equity	$ 73,692,097	$ 67,751,063